Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000015968 | SEI Daily Income Trust Short Duration Government Fund8199266
Holdings [Line Items]
Percent of Total Investments	29.20%
C000015968 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199277
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015968 | SEI Institutional Managed Trust Conservative Income Fund8199260
Holdings [Line Items]
Percent of Total Investments	15.00%
C000015968 | SEI Institutional Managed Trust Core Fixed Income Fund8199268
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015968 | SEI Institutional Managed Trust Global Managed Volatility Fund8199264
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015968 | SEI Daily Income Trust Government Fund, Institutional Class8199257
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Real Return Fund8199279
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199274
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Income Fund8199272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015968 | SEI Institutional Managed Trust Liquid Alternative Fund8199270
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015968 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015969 | SEI Daily Income Trust Short Duration Government Fund8199266
Holdings [Line Items]
Percent of Total Investments	29.20%
C000015969 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199277
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015969 | SEI Institutional Managed Trust Conservative Income Fund8199260
Holdings [Line Items]
Percent of Total Investments	15.00%
C000015969 | SEI Institutional Managed Trust Core Fixed Income Fund8199268
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015969 | SEI Institutional Managed Trust Global Managed Volatility Fund8199264
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015969 | SEI Daily Income Trust Government Fund, Institutional Class8199257
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Real Return Fund8199279
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199274
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Income Fund8199272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015969 | SEI Institutional Managed Trust Liquid Alternative Fund8199270
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015969 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015961 | SEI Daily Income Trust Government Fund, Institutional Class8199269
Holdings [Line Items]
Percent of Total Investments	80.70%
C000015961 | SEI Institutional Managed Trust High Yield Bond Fund8199265
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015961 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015964 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199306
Holdings [Line Items]
Percent of Total Investments	17.00%
C000015964 | SEI Institutional Managed Trust Core Fixed Income Fund8199295
Holdings [Line Items]
Percent of Total Investments	14.40%
C000015964 | SEI Daily Income Trust Short Duration Government Fund8199292
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015964 | SEI Institutional Managed Trust Conservative Income Fund8199278
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015964 | SEI Institutional Managed Trust Global Managed Volatility Fund8199284
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015964 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199304
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015964 | SEI Institutional Managed Trust Multi-Asset Income Fund8199302
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015964 | SEI Enhanced Low Volatility US Large Cap ETF8199281
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015964 | SEI Daily Income Trust Ultra Short Duration Bond Fund8199275
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | SEI Institutional Managed Trust Real Return Fund8199307
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093799 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199306
Holdings [Line Items]
Percent of Total Investments	17.00%
C000093799 | SEI Institutional Managed Trust Core Fixed Income Fund8199295
Holdings [Line Items]
Percent of Total Investments	14.40%
C000093799 | SEI Daily Income Trust Short Duration Government Fund8199292
Holdings [Line Items]
Percent of Total Investments	14.00%
C000093799 | SEI Institutional Managed Trust Conservative Income Fund8199278
Holdings [Line Items]
Percent of Total Investments	9.80%
C000093799 | SEI Institutional Managed Trust Global Managed Volatility Fund8199284
Holdings [Line Items]
Percent of Total Investments	9.30%
C000093799 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199304
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093799 | SEI Institutional Managed Trust Multi-Asset Income Fund8199302
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093799 | SEI Enhanced Low Volatility US Large Cap ETF8199281
Holdings [Line Items]
Percent of Total Investments	4.20%
C000093799 | SEI Daily Income Trust Ultra Short Duration Bond Fund8199275
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | SEI Institutional Managed Trust Real Return Fund8199307
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015965 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199306
Holdings [Line Items]
Percent of Total Investments	17.00%
C000015965 | SEI Institutional Managed Trust Core Fixed Income Fund8199295
Holdings [Line Items]
Percent of Total Investments	14.40%
C000015965 | SEI Daily Income Trust Short Duration Government Fund8199292
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015965 | SEI Institutional Managed Trust Conservative Income Fund8199278
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015965 | SEI Institutional Managed Trust Global Managed Volatility Fund8199284
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015965 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199304
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015965 | SEI Institutional Managed Trust Multi-Asset Income Fund8199302
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015965 | SEI Enhanced Low Volatility US Large Cap ETF8199281
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015965 | SEI Daily Income Trust Ultra Short Duration Bond Fund8199275
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | SEI Institutional Managed Trust Real Return Fund8199307
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015959 | SEI Institutional Managed Trust High Yield Bond Fund8199293
Holdings [Line Items]
Percent of Total Investments	33.10%
C000015959 | SEI Institutional Managed Trust U.S. Managed Volatility Fund8199296
Holdings [Line Items]
Percent of Total Investments	31.50%
C000015959 | SEI Daily Income Trust Government Fund, Institutional Class8199300
Holdings [Line Items]
Percent of Total Investments	19.80%
C000015959 | SEI Institutional Managed Trust Real Estate Fund8199291
Holdings [Line Items]
Percent of Total Investments	15.60%
C000015959 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015956 | SEI Institutional Managed Trust Core Fixed Income Fund8199333
Holdings [Line Items]
Percent of Total Investments	19.20%
C000015956 | SEI Institutional Managed Trust Global Managed Volatility Fund8199320
Holdings [Line Items]
Percent of Total Investments	12.40%
C000015956 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199349
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015956 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199326
Holdings [Line Items]
Percent of Total Investments	9.40%
C000015956 | SEI Daily Income Trust Short Duration Government Fund8199332
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015956 | SEI Institutional Managed Trust Liquid Alternative Fund8199341
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015956 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199346
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015956 | SEI Institutional International Trust International Equity Fund8199329
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015956 | SEI Enhanced Low Volatility US Large Cap ETF8199311
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015956 | SEI Institutional Managed Trust Multi-Asset Income Fund8199344
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015956 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093798 | SEI Institutional Managed Trust Core Fixed Income Fund8199333
Holdings [Line Items]
Percent of Total Investments	19.20%
C000093798 | SEI Institutional Managed Trust Global Managed Volatility Fund8199320
Holdings [Line Items]
Percent of Total Investments	12.40%
C000093798 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199349
Holdings [Line Items]
Percent of Total Investments	9.90%
C000093798 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199326
Holdings [Line Items]
Percent of Total Investments	9.40%
C000093798 | SEI Daily Income Trust Short Duration Government Fund8199332
Holdings [Line Items]
Percent of Total Investments	6.90%
C000093798 | SEI Institutional Managed Trust Liquid Alternative Fund8199341
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093798 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199346
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093798 | SEI Institutional International Trust International Equity Fund8199329
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093798 | SEI Enhanced Low Volatility US Large Cap ETF8199311
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093798 | SEI Institutional Managed Trust Multi-Asset Income Fund8199344
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093798 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015957 | SEI Institutional Managed Trust Core Fixed Income Fund8199333
Holdings [Line Items]
Percent of Total Investments	19.20%
C000015957 | SEI Institutional Managed Trust Global Managed Volatility Fund8199320
Holdings [Line Items]
Percent of Total Investments	12.40%
C000015957 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8199349
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015957 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199326
Holdings [Line Items]
Percent of Total Investments	9.40%
C000015957 | SEI Daily Income Trust Short Duration Government Fund8199332
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015957 | SEI Institutional Managed Trust Liquid Alternative Fund8199341
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015957 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199346
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015957 | SEI Institutional International Trust International Equity Fund8199329
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015957 | SEI Enhanced Low Volatility US Large Cap ETF8199311
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015957 | SEI Institutional Managed Trust Multi-Asset Income Fund8199344
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015957 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015963 | SEI Institutional Managed Trust U.S. Managed Volatility Fund8199331
Holdings [Line Items]
Percent of Total Investments	46.20%
C000015963 | SEI Institutional Managed Trust High Yield Bond Fund8199325
Holdings [Line Items]
Percent of Total Investments	18.00%
C000015963 | SEI Daily Income Trust Government Fund, Institutional Class8199334
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015963 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8199328
Holdings [Line Items]
Percent of Total Investments	10.50%
C000015963 | SEI Institutional Managed Trust Real Estate Fund8199322
Holdings [Line Items]
Percent of Total Investments	5.40%
C000015963 | SEI Institutional International Trust International Equity Fund8199319
Holdings [Line Items]
Percent of Total Investments	5.40%
C000015963 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015946 | SEI Institutional International Trust International Equity Fund8199356
Holdings [Line Items]
Percent of Total Investments	19.80%
C000015946 | SEI Institutional Managed Trust Large Cap Fund8199364
Holdings [Line Items]
Percent of Total Investments	13.40%
C000015946 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199353
Holdings [Line Items]
Percent of Total Investments	12.00%
C000015946 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199360
Holdings [Line Items]
Percent of Total Investments	9.70%
C000015946 | SEI Institutional International Trust Emerging Markets Equity Fund8199367
Holdings [Line Items]
Percent of Total Investments	7.80%
C000015946 | SEI Institutional Managed Trust Core Fixed Income Fund8199357
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015946 | SEI Enhanced US Large Cap Momentum Factor ETF8199342
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015946 | SEI Enhanced US Large Cap Value Factor ETF8199348
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015946 | SEI Institutional Managed Trust Small Cap Fund8199366
Holdings [Line Items]
Percent of Total Investments	5.60%
C000015946 | SEI Enhanced US Large Cap Quality Factor ETF8199345
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015946 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093796 | SEI Institutional International Trust International Equity Fund8199356
Holdings [Line Items]
Percent of Total Investments	19.80%
C000093796 | SEI Institutional Managed Trust Large Cap Fund8199364
Holdings [Line Items]
Percent of Total Investments	13.40%
C000093796 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199353
Holdings [Line Items]
Percent of Total Investments	12.00%
C000093796 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199360
Holdings [Line Items]
Percent of Total Investments	9.70%
C000093796 | SEI Institutional International Trust Emerging Markets Equity Fund8199367
Holdings [Line Items]
Percent of Total Investments	7.80%
C000093796 | SEI Institutional Managed Trust Core Fixed Income Fund8199357
Holdings [Line Items]
Percent of Total Investments	7.50%
C000093796 | SEI Enhanced US Large Cap Momentum Factor ETF8199342
Holdings [Line Items]
Percent of Total Investments	7.40%
C000093796 | SEI Enhanced US Large Cap Value Factor ETF8199348
Holdings [Line Items]
Percent of Total Investments	7.00%
C000093796 | SEI Institutional Managed Trust Small Cap Fund8199366
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093796 | SEI Enhanced US Large Cap Quality Factor ETF8199345
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093796 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015947 | SEI Institutional International Trust International Equity Fund8199356
Holdings [Line Items]
Percent of Total Investments	19.80%
C000015947 | SEI Institutional Managed Trust Large Cap Fund8199364
Holdings [Line Items]
Percent of Total Investments	13.40%
C000015947 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199353
Holdings [Line Items]
Percent of Total Investments	12.00%
C000015947 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199360
Holdings [Line Items]
Percent of Total Investments	9.70%
C000015947 | SEI Institutional International Trust Emerging Markets Equity Fund8199367
Holdings [Line Items]
Percent of Total Investments	7.80%
C000015947 | SEI Institutional Managed Trust Core Fixed Income Fund8199357
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015947 | SEI Enhanced US Large Cap Momentum Factor ETF8199342
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015947 | SEI Enhanced US Large Cap Value Factor ETF8199348
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015947 | SEI Institutional Managed Trust Small Cap Fund8199366
Holdings [Line Items]
Percent of Total Investments	5.60%
C000015947 | SEI Enhanced US Large Cap Quality Factor ETF8199345
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015947 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015958 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8199381
Holdings [Line Items]
Percent of Total Investments	56.30%
C000015958 | SEI Institutional International Trust International Equity Fund8199373
Holdings [Line Items]
Percent of Total Investments	16.10%
C000015958 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8199378
Holdings [Line Items]
Percent of Total Investments	13.70%
C000015958 | SEI Institutional Managed Trust High Yield Bond Fund8199376
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015958 | SEI Institutional International Trust Emerging Markets Debt Fund8199371
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015958 | SEI Institutional International Trust Emerging Markets Equity Fund8199383
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015958 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015966 | SIMT Core Fixed Income Fund Core Fixed Income Fund8199391
Holdings [Line Items]
Percent of Total Investments	25.00%
C000015966 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199388
Holdings [Line Items]
Percent of Total Investments	12.30%
C000015966 | SEI Institutional International Trust International Equity Fund8199389
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015966 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199405
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015966 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199393
Holdings [Line Items]
Percent of Total Investments	5.90%
C000015966 | SEI Institutional Managed Trust Large Cap Fund8199397
Holdings [Line Items]
Percent of Total Investments	5.20%
C000015966 | SIMT Global Managed Volatility Fund Global Managed Volatility Fund8199384
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015966 | SEI Institutional International Trust Emerging Markets Equity Fund8199413
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015966 | SEI Institutional International Trust Emerging Markets Debt Fund8199386
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015966 | SEI Institutional Managed Trust High Yield Bond Fund8199395
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015966 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015967 | SIMT Core Fixed Income Fund Core Fixed Income Fund8199391
Holdings [Line Items]
Percent of Total Investments	25.00%
C000015967 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199388
Holdings [Line Items]
Percent of Total Investments	12.30%
C000015967 | SEI Institutional International Trust International Equity Fund8199389
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015967 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199405
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015967 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199393
Holdings [Line Items]
Percent of Total Investments	5.90%
C000015967 | SEI Institutional Managed Trust Large Cap Fund8199397
Holdings [Line Items]
Percent of Total Investments	5.20%
C000015967 | SIMT Global Managed Volatility Fund Global Managed Volatility Fund8199384
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015967 | SEI Institutional International Trust Emerging Markets Equity Fund8199413
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015967 | SEI Institutional International Trust Emerging Markets Debt Fund8199386
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015967 | SEI Institutional Managed Trust High Yield Bond Fund8199395
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015967 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015960 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8199196
Holdings [Line Items]
Percent of Total Investments	56.10%
C000015960 | SEI Institutional International Trust International Equity Fund8199187
Holdings [Line Items]
Percent of Total Investments	16.00%
C000015960 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8199193
Holdings [Line Items]
Percent of Total Investments	13.90%
C000015960 | SEI Institutional Managed Trust High Yield Bond Fund8199190
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015960 | SEI Institutional International Trust Emerging Markets Debt Fund8199184
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015960 | SEI Institutional International Trust Emerging Markets Equity Fund8199200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015960 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015954 | SEI Institutional Managed Trust Core Fixed Income Fund8199222
Holdings [Line Items]
Percent of Total Investments	14.20%
C000015954 | SEI Institutional International Trust International Equity Fund8199218
Holdings [Line Items]
Percent of Total Investments	12.90%
C000015954 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199217
Holdings [Line Items]
Percent of Total Investments	12.00%
C000015954 | SEI Institutional Managed Trust Large Cap Fund8199230
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015954 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199239
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015954 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199225
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015954 | SEI Institutional International Trust Emerging Markets Equity Fund8199244
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015954 | SEI Enhanced US Large Cap Momentum Factor ETF8199246
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015954 | SEI Institutional International Trust Emerging Markets Debt Fund8199213
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015954 | SEI Institutional Managed Trust High Yield Bond Fund8199227
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015954 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093797 | SEI Institutional Managed Trust Core Fixed Income Fund8199222
Holdings [Line Items]
Percent of Total Investments	14.20%
C000093797 | SEI Institutional International Trust International Equity Fund8199218
Holdings [Line Items]
Percent of Total Investments	12.90%
C000093797 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199217
Holdings [Line Items]
Percent of Total Investments	12.00%
C000093797 | SEI Institutional Managed Trust Large Cap Fund8199230
Holdings [Line Items]
Percent of Total Investments	8.00%
C000093797 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199239
Holdings [Line Items]
Percent of Total Investments	7.20%
C000093797 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199225
Holdings [Line Items]
Percent of Total Investments	6.80%
C000093797 | SEI Institutional International Trust Emerging Markets Equity Fund8199244
Holdings [Line Items]
Percent of Total Investments	5.50%
C000093797 | SEI Enhanced US Large Cap Momentum Factor ETF8199246
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093797 | SEI Institutional International Trust Emerging Markets Debt Fund8199213
Holdings [Line Items]
Percent of Total Investments	4.60%
C000093797 | SEI Institutional Managed Trust High Yield Bond Fund8199227
Holdings [Line Items]
Percent of Total Investments	4.60%
C000093797 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015955 | SEI Institutional Managed Trust Core Fixed Income Fund8199222
Holdings [Line Items]
Percent of Total Investments	14.20%
C000015955 | SEI Institutional International Trust International Equity Fund8199218
Holdings [Line Items]
Percent of Total Investments	12.90%
C000015955 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8199217
Holdings [Line Items]
Percent of Total Investments	12.00%
C000015955 | SEI Institutional Managed Trust Large Cap Fund8199230
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015955 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8199239
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015955 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8199225
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015955 | SEI Institutional International Trust Emerging Markets Equity Fund8199244
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015955 | SEI Enhanced US Large Cap Momentum Factor ETF8199246
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015955 | SEI Institutional International Trust Emerging Markets Debt Fund8199213
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015955 | SEI Institutional Managed Trust High Yield Bond Fund8199227
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015955 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015962 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8199254
Holdings [Line Items]
Percent of Total Investments	56.20%
C000015962 | SEI Institutional International Trust International Equity Fund8199250
Holdings [Line Items]
Percent of Total Investments	16.10%
C000015962 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8199253
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015962 | SEI Institutional Managed Trust High Yield Bond Fund8199251
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015962 | SEI Institutional International Trust Emerging Markets Debt Fund8199247
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015962 | SEI Institutional International Trust Emerging Markets Equity Fund8199256
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015962 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%